Freedom Day Dividend ETF
Schedule of Investments
June 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS — 97.7%
Aerospace Product and Parts Manufacturing — 2.0%
852	Lockheed Martin Corp.	$322,354
Bakeries and Tortilla Manufacturing — 1.7%
11,605	Flowers Foods, Inc.	280,841
Beverage Manufacturing — 2.5%
2,752	PepsiCo, Inc.	407,764
Building Material and Supplies Dealers — 2.5%
1,254	The Home Depot, Inc.	399,888
Cable and Other Subscription Programming — 2.0%
5,653	Comcast Corp.	322,334
Communications Equipment Manufacturing — 2.0%
6,072	Cisco Systems, Inc.	321,816
Computer and Peripheral Equipment Manufacturing — 3.2%
7,945	HP, Inc.	239,860
2,313	Logitech International S.A. ADR	279,688
		519,548
Dairy Product Manufacturing — 2.0%
5,184	Mondelez International, Inc.	323,689
Data Processing, Hosting, and Related Services — 2.0%
1,664	Automatic Data Processing, Inc.	330,504
Depository Credit Intermediation — 4.1%
2,112	JPMorgan Chase & Co.	328,500
4,672	The Toronto-Dominion Bank ADR	327,274
		655,774
Electronics and Appliance Stores — 2.0%
2,752	Best Buy Co., Inc.	316,425
Financial Investment Activities — 3.8%
670	S&P Global, Inc.	275,002
1,728	T Rowe Price Group, Inc.	342,092
		617,094
Food Manufacturing — 2.4%
3,008	The J.M. Smucker Co.	389,747
Furniture and Related Product Manufacturing — 2.0%
6,272	Leggett & Platt, Inc.	324,952
Grocery Stores — 2.0%
8,576	The Kroger Co.	328,547
Hardware, and Plumbing and Heating Equipment and Supplies Merchant Wholesalers — 1.9%
1,088	Watsco, Inc.	311,864
Household Appliance Manufacturing — 1.7%
3,914	A. O. Smith Corp.	282,043
Insurance Carriers — 6.8%
2,112	Cincinnati Financial Corp.	246,301
5,184	Fidelity National Financial, Inc.	225,297
3,264	The Progressive Corp.	320,557
768	UnitedHealth Group, Inc.	307,538
		1,099,693
Management, Scientific, and Technical Consulting Services — 2.0%
3,584	Insperity, Inc.	323,886
Miscellaneous Store Retailers — 3.5%
1,285	Tractor Supply Co.	239,087
5,727	Verizon Communications, Inc.	320,884
		559,971
Natural Gas Distribution — 1.5%
13,069	Kinder Morgan, Inc.	238,248

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing — 2.6%
1,920	L3Harris Technologies, Inc.	$415,008
Nondepository Credit Intermediation — 1.5%
2,458	Federal Agricultural Mortgage Corp.	243,096
Nonmetallic Mineral Product Manufacturing — 2.0%
1,600	3M Co.	317,808
Oil and Gas Extraction — 2.5%
4,867	EOG Resources, Inc.	406,102
Pharmaceutical and Medicine Manufacturing — 13.7%
2,907	Abbott Laboratories	337,008
2,816	AbbVie, Inc.	317,194
1,280	Amgen, Inc.	312,000
5,076	Bristol-Myers Squibb Co.	339,178
2,176	Eli Lilly & Co.	499,436
2,432	Johnson & Johnson	400,648
		2,205,464
Pipeline Transportation of Natural Gas — 2.3%
7,594	TC Energy Corp. ADR	376,055
Radio and Television Broadcasting — 1.5%
1,672	Nexstar Media Group, Inc.	247,255
Restaurants and Other Eating Places — 1.7%
576	Domino’s Pizza, Inc.	268,698
Securities and Commodity Contracts Intermediation and Brokerage — 2.1%
384	BlackRock, Inc.	335,988
Semiconductor and Other Electronic Component Manufacturing — 6.7%
704	Broadcom, Inc.	335,695
5,676	Intel Corp.	318,651
2,240	Texas Instruments, Inc.	430,752
		1,085,098
Soap, Cleaning Compound, and Toilet Preparation Manufacturing — 4.0%
1,792	The Clorox Co.	322,399
2,368	The Procter & Gamble Co.	319,514
		641,913
Software Publishers — 2.0%
2,222	Garmin Ltd. ADR	321,390
Wood Product Manufacturing — 1.5%
4,103	Masco Corp.	241,708
	TOTAL COMMON STOCKS (Cost $15,742,273)	15,782,565

REAL ESTATE INVESMENT TRUSTS — 2.0%
1,177	Amercian Tower Corp.	317,955
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $317,966)	317,955

MONEY MARKET FUNDS — 0.3%
60,434	First American Government Obligations Fund — Class X, 0.03% (a)	60,434
	TOTAL MONEY MARKET FUNDS (Cost $60,434)	60,434

	TOTAL INVESTMENTS (Cost $16,120,673) — 100.1%	16,160,954
	Other Liabilities in Excess of Assets — (0.1%)	(17,238)
	TOTAL NET ASSETS — 100.0%	$16,143,716

Percentages are stated as a percent of net assets.

ADR — American Depository Receipt

(a)	Rate shown is the 7-day effective yield.

FREEDOM DAY DIVIDEND ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (Unaudited)

NOTE 1 — ORGANIZATION

Freedom Day Dividend ETF (the “Fund”) is a series of the Alpha Architect ETF Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on May 5, 2021. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services — Investment Companies. The Fund’s investment objective is to seek dividend growth.

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in equity securities that the Sub-Adviser (Freedom Day Solutions, LLC) believes have the potential to provide rising dividend income streams to the Fund over time.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2021, the Fund did hold not hold any “fair valued” securities.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of June 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Freedom Day Dividend ETF
Assets*
Common Stocks	$15,782,566	$—	$—	$15,782,566
Real Estate Investment Trusts	317,955	—	—	317,955
Money Market Funds	60,434	—	—	60,434
Total Investments in Securities	$16,160,955	$—	$—	$16,160,955
*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended June 30, 2021, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.